Condensed Consolidated Balance Sheets (Parenthetical) - $ / shares	Jun. 30, 2016	Dec. 31, 2015	Dec. 31, 2014
Statement of Financial Position [Abstract]
Preferred shares, par value	$ 0.0001	$ 0.0001	$ 0.0001
Preferred shares, shares authorized	1,000,000	1,000,000	1,000,000
Preferred stock, shares issued	0	0	0
Preferred shares, shares outstanding	0	0	0
Ordinary shares, par value	$ 0.0001	$ 0.0001	$ 0.0001
Ordinary shares, shares authorized	100,000,000	100,000,000	100,000,000
Ordinary shares, shares, issued	27,916,071	26,895,636	24,801,132
Ordinary shares, shares, outstanding	27,916,071	26,895,636	24,801,132